SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares	Nov. 15, 2023 USD ($)	Dec. 31, 2022 ₪ / shares	Nov. 09, 2022 USD ($)	Feb. 12, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value (Israeli new Sheqel per share) | ₪ / shares					₪ 1			₪ 1
Number of consecutive calendar days preceding option grant date used in calculating the average closing price of one American depository share	30 days
Percentage of entity's issued and outstanding share capital which constitutes number of options and restricted shares granted		1.86%
Unrecognized compensation expense related to non-vested stock options and restricted stock unit						$ 254,834
Unrecognized compensation expense related to non-vested stock options and restricted stock unit, expected to be recognized, years		4 years
Stock repurchase program, authorized amount							$ 300,000		$ 250,000	$ 200,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares granted (in shares) | shares		344,450
Weighted-average grant-date fair value, options granted (in usd per share) | $ / shares		$ 171.43	$ 198.41	$ 243.34
Total intrinsic value, options exercised		$ 138,202	$ 178,693	$ 189,408
Restricted Stock Awards And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value (Israeli new Sheqel per share) | (per share)					₪ 1	$ 0.27
Weighted-average grant-date fair value, restricted shares granted (in usd per share) | $ / shares		$ 187.73
2016 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date	25.00%
Percentage of stock options exercisable, quarterly	6.25%
Vesting period	3 years
Percentage of restricted share units that vest annually	25.00%
Expiration period	6 years
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted	3.00%
Options and restricted shares granted (in shares) | shares		1,171,880
2016 Share Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years